CASH, CASH EQUIVALENTS AND RESTRICTED CASH, Standby Letters of Credits (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2025	Dec. 31, 2024 USD ($) StandbyLettersofCredit	Dec. 31, 2023 USD ($)
Standby Letters of Credits [Abstract]
Draw amount		$ 9,144	$ 9,538
Range of expiration dates	24-month term
Standby Letter of Credit [Member]
Standby Letters of Credits [Abstract]
Number of standby letters of credits applied | StandbyLettersofCredit		2
Utilized by beneficiaries from standby letters of credits		$ 0	$ 0
Standby Letter of Credit [Member] | Bottom of Range [member]
Standby Letters of Credits [Abstract]
Range of expiration dates		July 2025	July 2024
Standby Letter of Credit [Member] | Top of Range [Member]
Standby Letters of Credits [Abstract]
Range of expiration dates		August 2025	August 2024